Property and Equipment - Summary of the Details of Property and Equipment Provided (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Related amount	₩ 6,648,293	₩ 6,683,662
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	13,163	13,115
Secured amount	₩ 15,113	₩ 15,995
Related line item	Borrowings	Borrowings
Related amount	₩ 7,878	₩ 2,730
Secured party	Standard Chartered Bank, Korea Development Bank	Standard Chartered Bank, Korea Development Bank
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	₩ 50,278	₩ 53,757
Secured amount	40,252	38,570
Related amount	₩ 10,063	₩ 16,071
Secured party	Shinhan Bank	Shinhan Bank